INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Activity related to our gross unrecognized tax benefits
Balance at beginning of period	$ 74.9	$ 74.7	$ 47.7
Gross increases - tax positions in current period		2.2	48.1
Decreases from settlements with tax authorities	(13.2)
Lapse of statute of limitations	(1.6)	(2.0)	(21.1)
Balance at end of period	$ 60.1	$ 74.9	$ 74.7